Financial Debt	12 Months Ended
Dec. 31, 2021
Financial Debt
Financial Debt

16.    Financial Debt

Financial debt consists of recoverable cash advances, and other loans. The related amounts as at December 31, 2021 and 2020, can be summarized as follows :

	As at December 31
(in EUR 000)	2021	2020
Recoverable cash advances - Non-current	7,656	7,419
Recoverable cash advances - Current	471	491
Total Recoverable cash advances	8,127	7,910
Other loan - Non-current	146	188
Other loan - Current	83	125
Total other loans	229	313
Non-current	7,802	7,607
Current	554	616
Total Financial Debt	8,356	8,223

16.1.  Financial debt related to recoverable cash advances

Recoverable cash advances received

As at  December 31, 2021, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	450
First articles (6839)	2,160	2,160	184
Clinical trial (6840)	2,400	2,400	135
Activation chip improvements (7388)	1,467	1,467	29
Total	7,627	7,627	798
●	The Convention 6472 “Sleep apnea device” for a total amount of €1.6 million was signed in 2011. The total amount of the advance has been received before January 1, 2015. The turnover dependent reimbursement is based on 0.224% of the sales achieved by June 2037. The Company has notified his intention to exploit the results of this project before 2015. As a result, cumulated fixed reimbursements amount to €450,000 (excluding interests) out of which €30,000 was reimbursed in 2021 and €40,000 in 2020.
●	The Convention 6839 “First Articles” for a total amount of €2.2 million was signed on December 5, 2012. At January 1, 2015, the advance received amounted to €1.9 million. The outstanding amount of €226,000 has been received in 2018. The turnover dependent reimbursement is based on 0.3% of the sales achieved by June 2037. The Company notified to the Region its decision about the exploitation of the results during 2017, therefore fixed reimbursement started in 2018. The Region has informed the Company that the fixed reimbursement related to 2019 and 2020 will be due in 2021. As at December 31, 2021, cumulated fixed reimbursements amount to €184,000 (excluding interests) out of which €100,000 was reimbursed in 2021 and €0 in 2020.
●	The Convention 6840 “Clinical Trial” for a total amount of €2.4 million was signed on December 6, 2012. As at December 31, 2021, the advance received amounted to €2.4 million. The turnover dependent reimbursement is based on 0.336% of the sales achieved by December 2038. The Company has notified to the Region its decision about the exploitation of the results in the course of 2018. Fixed reimbursements for this convention started in 2021 and amount to €135,000 (excluding interests) as at December 31, 2021.
●	The Convention 7388 “Implant for Obstructive Sleep Apnea, “Activation Chip Improvements” for a total amount of €1.5 million was signed in December 2015. As at December 31, 2021, the advance received amounted to €1.5 million. The turnover dependent reimbursement is based on 0.45% of the sales achieved to December 2038. In 2019, the Company has notified to the Region its decision about the exploitation of the results. As at December 31, 2021, cumulated fixed reimbursements amount to €29,000 (excluding interests) out of which €14,000 was reimbursed in 2021 and €15,000 in 2020.

Evolution of the financial debt in the financial statements

The determination of the amount to be reimbursed to the Walloon Region under the signed agreements is subject to a degree of uncertainty as it depends on the amount of the future sales that the Company will generate or not in the future. To determine the fair value of those advances, management of the Company has considered the possible outcomes of the program currently benefiting from the support of the Walloon Region. Management has considered that the probability to have to reimburse the 30% non-revocable repayment has a probability of 100% to occur. The reimbursement of the variable part, the fair value of which is determined on the basis of the sales forecasts largely depends on external factors such as CE marking, social security programs, post-market studies and expected timing and level of sales.

The Management performed an initial recognition of the financial debt for the variable part using a discount rate of 12.5%.

As the period for reimbursements is up to 2037/2038, the initial recognition of the liability reflects a reimbursement of the recoverable cash advances which represents 2 times the amount received as detailed in the table below:

	As at December 31
(in EUR 000)	2021	2020
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed (2 times)	15,254	15,254
Amounts reimbursed at year-end (interests included)	(873)	(582)
Total Recoverable cash advances (undiscounted)	14,381	14,672

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at December 31
(in EUR 000)	2021	2020
Contract 6472	1,452	1,421
Contract 6839	2,333	2,214
Contract 6840	2,630	2,592
Contract 7388	1,712	1,683
Total recoverable cash advances	8,127	7,910
Non-current	7,656	7,419
Current	471	491
Total recoverable cash advances	8,127	7,910

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) beyond 12-months as well as sales-dependent reimbursements (variable repayment) are recorded under “Non-current” liabilities. Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2021	2020
As at January 1	7,910	7,148
Advances received	—	190
Advances reimbursed (excluding interests)	(280)	(55)
Initial measurement and re-measurement	(385)	(145)
Accretion of interest	882	772
As at December 31	8,127	7,910

The discounting impact is included and presented in the financial expenses and amounted to €0.9 million (2020: €0.8 million). The initial measurement and re-measurement are included in other operating income and amounted to €385,000 for the year ended December 31, 2021 (2020: €145,000).

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair Value of Liabilities as of end of 2021 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	8,363	9,275	9,509
0%	7,300	8,127	8,392
25%	6,417	7,168	7,449
*

A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3.8 % instead of 5.0 % while the one used for the variable part is 9.4% instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

16.2.  Other Loans

The Company has contracted a loan of €0.5 million on June 29, 2016 with a maturity of 8 years, repayable as from June 30, 2018 and bearing interest of 1.284% p.a. The loan has a carrying amount of €229,000 at 31 December 2021 and €313,000 at 31 December 2020. The payments have been postponed for three months due to COVID-19 during 2020 so the maturity date of the loan has been extended until June 30, 2024. The total repayments for the year ended December 31, 2021, amounted to €83,000 (2020: €63,000).